Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2018	Jan. 31, 2017
ASSETS
Cash	$ 873,863	$ 956
Amounts receivable	13,931	12,655
	887,794	13,611
LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIENCY)
Accounts payable and accrued liabilities	45,600	338,751
Due to related parties (Note 9)		138,426
	45,600	477,177
Shareholders’ equity (deficiency)
Capital stock (Note 7)	61,238,557	59,647,307
Share-based payment reserve (Note 8)	5,871,554	5,871,554
Deficit	(66,267,917)	(65,982,427)
	842,194	(463,566)
	$ 887,794	$ 13,611